Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events
Subsequent Events

14. Subsequent Events

Reorganization of the salon operation business

Effective July 1, 2021, Bell Epoc Wellness Inc., a subsidiary of the Company, was merged with Decollte Wellness Corporation, another subsidiary of the Company pursaunt to an absorption-type company split agreement, with Bell Epoc Wellness Inc. being the successor entity. The purpose of this reorganization is to achieve more efficiency in training therapists and operating the relaxation salons, and to integrate the brands. As these subsidiaries were under common control, there was no impact to the consolidated financial statements. Bell Epoc Wellness Inc. changed its name to Wing Inc. effective November 1, 2021.

Acquisition of ZACC’s share

On August 31, 2021, the Company entered into a share transfer agreement with all of the existing shareholders of ZACC Kabusiki kaisha (“ZACC”), a Japanese hair salon operator of ”ZACC” brand, pursuant to which it will acquire 100% of the outstanding shares of ZACC through a two-stage acquisition for total consideration of ¥370,000 thousand. ZACC owns and operates 3 luxury hair salon brands (ZACC vie, ZACC raffine, and ZACC ginza), all of which have been recognized by customers for over 30 years for their high level of techniques and hospitality.

The purchase price will be paid by cash on hand, and an initial payment of ¥69,014 thousand was made on August 31, 2021. The first stage of the acquisition closed on October 1, 2021, when the shareholders of ZACC transferred 60% of the common shares of ZACC to the Company for ¥152,986 thousand. The second stage, at which point the remaining shares of ZACC will be transferred to the Company, is scheduled to close on January 1, 2022 for ¥148,000 thousand.

Conversion of Underlying Shares into ADSs

The ADSs representing our common shares are listed on The Nasdaq Capital Market under the symbol “MRM”. As of July 31, 2021, more than 40% of our common shares were converted to ADSs which are tradable on DTC (Depository Trust Company) in the United States. Upon IPO and following over-allotment, we had only 17% of common shares converted and traded as ADSs on DTC.

21.  Subsequent Events

Acquisition of relaxation salons

In 2021, the Company acquired 18 relaxation salons from our franchisee located in Japan for cash consideration of ¥171,601 thousand. The results of operations, assets and liabilities of these acquired relaxation salons are expected to be included in the consolidated financial statements from the date of each acquisition during 2021.

Exercise of Over-Allotment Option by the Underwriter

On February 1, 2021, the Company completed the sale of an additional 60,000 ADSs, each representing one common share, no par value, of the Company, at the initial public offering price of $15.00 per ADS, pursuant to the exercise by the underwriter of the over-allotment option granted to it in connection with the Company’s initial public offering. The Company received additional aggregate net proceeds of approximately ¥87,642 thousand after deducting underwriting discounts and commissions. The remaining over-allotment option expired on February 12, 2021.

Acquisition of SAWAN’s share

On April 28, 2021, the Company acquired 100% ownership of SAWAN CO. LTD. (“SAWAN”), a relaxation salon operator of “Ruam Ruam” from BOX GROUP Co., Ltd., a Japanese holding company specializing in beauty and spa products and services. Ruam Ruam is a luxury relaxation salon brand, which is characterized with Oriental relaxation techniques to fit the needs and preferences of the Japanese consumer. SAWAN directly operates 8 salons across the Tokyo metropolitan area. In addition, SAWAN entered into an agreement with Nine Roots Co., LTD., the sole franchisee of Ruam Ruam, to acquire its 5 franchised salons across the Tokyo metropolitan area. After the acquisition of the franchised salons and related salon consolidation, SAWAN will directly operate 10 salons under the Company’s ownership.

The acquisition was closed on May 6, 2021. The purchase price was paid by cash on hand and non-interest-bearing short-term liabilities. No shares were issued to the seller or its affiliates.

The 21st Ordinary General Meeting of Shareholders

On March 29, 2021, the Company held its 21st Ordinary General Meeting of Shareholders, whereby the proposal to amend the Articles of Incorporation to increase the total number of authorized shares was approved. The total number of authorized shares increased to 19,900,000 shares, and the total number of authorized class shares increased to 19,899,999 common shares and one (1) Class A common share.